LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE (Tables)	6 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Schedule of changes in carrying amounts of the debt acquired through acquisition

The changes in carrying amounts of the debt acquired through acquisition for the six months ended March 31, 2019 were as follows:

Beginning balance (September 30, 2018)	$587,700
Accretion of debt discount	18,800
Ending balance (March 31, 2019)	$606,500